Stock and Stock Option Plans - Transactions for Stock Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning balance	1,133,211	1,031,474	1,026,227
Number of shares, Granted	280,547	123,144	88,011
Number of shares, Exercised	(54,637)	(10,611)	(53,380)
Number of shares, Forfeited	(73,818)	(10,796)	(29,384)
Number of shares, Outstanding at ending balance	1,285,303	1,133,211	1,031,474
Number of shares, Exercisable	965,750	860,756	693,587
Intrinsic value,Exercised	$ 13	$ 122	$ 757
Intrinsic value, Outstanding at ending balance	1,784
Intrinsic value, Exercisable	$ 1,710
Weighted average remaining contractual term, Outstanding at ending balance	5 years 6 months
Weighted average remaining contractual term, Exercisable	4 years 6 months
Weighted average exercise price, Outstanding at beginning balance	$ 26.12	$ 25.34	$ 24.86
Weighted average exercise price, Granted	$ 23.32	$ 32.49	$ 27.72
Weighted average exercise price, Exercised	$ 17.44	$ 20.77	$ 16.78
Weighted average exercise price, Forfeited	$ 24.50	$ 29.57	$ 31.01
Weighted average exercise price, Outstanding at ending balance	$ 25.97	$ 26.12	$ 25.34
Weighted average exercise price, Exercisable	$ 25.95	$ 26.11	$ 26.23